Other Expenses and Income (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Other income	€ (2,418)	€ 21,184	€ 969
Expenses and income from currency translations	(3,601)	€ 324	€ 650
Maruho [Member]
Statement Line Items [Line Items]
Other income	€ 21,027